United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here id Amendment[ ]; Amendment Number: _______
 This amendment (Check only one.):	[ ] is a restatement.
	[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	  Academy Capital Management
Address:  500 N. Valley Mills Suite 200
	  Waco, TX 76710

Form 13F File Number:	28-05974

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager?

Name:	Terry Joel Adam JR.
Title:	President
Phone:	254-751-0555

Signature, Place, and Date of Signing:

Electronically filed in Waco, TX on May 12, 2010

Report Type (Check only once.):

[X]13F HOLDINGS REPORT, (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ]13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

28-5974 None

FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:	0

Form 13F Information Table Entry Total:	30

Form 13F Information Table Value Total:	$237,928,000.00

List of Other Included Managers:


Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

[If there are no entries in this list, state ?NONE? and omit the column headings and list entries.]

	No.	Form 13F File Number	Name

	____	28-________________	None

	[Repeat as necessary.]

FORM 13F INFORMATION TABLE

                     TITLE OF             VALUE    SHRS OR  SH /PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
   NAME OF INSURER     CLASS   CUSSIP    (X$1000)   PRN AMT  PRNCALL  DISCRETION  MANAGERS    SOLE    SHARED   NONE
Allstate Corp          com   020002101       14,627  452,708 SH          sole                 452,708       0       0
American Express Co    com   025816109       12,446  301,639 SH          sole                 301,639       0       0
Berkshire Hathaway     com   037604105        4,684   76,430 SH          sole                  76,430       0       0
Blast Energy Services  com   075887109        9,477  120,376 SH          sole                 120,376       0       0
Burlington Northern    com   172967101        8,4572,088,071 SH          sole               2,088,071       0       0
Citigroup Inc          com   191216100          323    5,875 SH          sole                   5,875       0       0
Coca-Cola Co.          com   20030n200       16,341  909,349 SH          sole                 909,349       0       0
Comcast Corp           com   24869p104           54   14,000 SH          sole                  14,000       0       0
Exxon Mobil Corp       com   30231g102        1,775   26,506 SH          sole                  26,506       0       0
General Electric Co.   com   42218r100            8   38,910 SH          sole                  38,910       0       0
Health Discovery Corp  com   427866108        8,847  206,669 SH          sole                 206,669       0       0
Hershey Foods Corp     com   458140100       16,804  753,885 SH          sole                 753,885       0       0
Home Depot Inc         com   478160104       12,821  196,643 SH          sole                 196,643       0       0
Intel Corp             com   524901105       11,941  416,509 SH          sole                 416,509       0       0
Johnson & Johnson      com   574599106        4,045  260,663 SH          sole                 260,663       0       0
Legg Mason Inc         com   580645109       14,835  416,116 SH          sole                 416,116       0       0
Masco Corp             com   594918104       15,011  512,547 SH          sole                 512,547       0       0
McGraw-Hill Co.        com   615369105       13,444  451,887 SH          sole                 451,887       0       0
Microsoft Corp         com   641069406        5,346  104,196 SH          sole                 104,196       0       0
Moody's Corp           com   713448108          298    4,502 SH          sole                   4,502       0       0
Pepsico Inc            com   718172109        5,105   97,866 SH          sole                  97,866       0       0
Pfizer, Inc.           com   723484101          220    5,834 SH          sole                   5,834       0       0
Philip Morris          com   73936a103            5  120,000 SH          sole                 120,000       0       0
Power 3 Medical        com   742718109        4,950   78,237 SH          sole                  78,237       0       0
Sara Lee Corp          com   803111103          222   16,000 SH          sole                  16,000       0       0
Sysco Corp.            com   86764p109          252    8,473 SH          sole                   8,473       0       0
Time Warner Cable-A    com   871829107        4,704  159,464 SH          sole                 159,464       0       0
Time Warner Inc        com   88732j207       18,996  356,340 SH          sole                 356,340       0       0
Unitedhealth Group In  com   91324p102       16,333  499,927 SH          sole                 499,927       0       0
Wal-Mart Stores        com   931142103       15,557  279,800 SH          sole                 279,800       0       0

                                            237,9288,979,421                                8,979,421